Offerings - Offering: 1	Jul. 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, no par value
Amount Registered | shares	25,229,166
Proposed Maximum Offering Price per Unit	58.06
Maximum Aggregate Offering Price	$ 1,464,805,377.96
Fee Rate	0.01531%
Amount of Registration Fee	$ 224,261.70
Offering Note	1.a Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares to be offered or issued as a result of stock splits, stock dividends or similar transactions with respect to the shares being registered. 1.b The proposed maximum offering price per unit and the maximum aggregate offering price have been estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the registrant's common stock on the New York Stock Exchange on June 26, 2025.